NET SALES	12 Months Ended
Dec. 31, 2019
NET SALES
NET SALES

NOTE 26 — NET SALES

The net sales revenues for the year are composed of:

	2019	2018	2017
Gross sales	44,558,309	51,861,423	42,156,553
Taxes on sales	(3,819,812)	(3,793,516)	(2,956,896)
Discounts	(1,094,487)	(1,908,429)	(2,282,038)
Net sales	39,644,010	46,159,478	36,917,619